Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2018 CAD ($) shares	Sep. 30, 2018 $ / shares	Sep. 30, 2017 CAD ($) shares	Sep. 30, 2017 $ / shares	Sep. 30, 2018 CAD ($) shares	Sep. 30, 2018 $ / shares	Sep. 30, 2017 CAD ($) shares	Sep. 30, 2017 $ / shares
EXPENSES
General and administrative expenses	$ (521)		$ (595)		$ (1,702)		$ (1,739)
Property investigation costs	(28)				(62)
Amortization	(3)		(14)		(10)		(42)
Share-based payments					(317)		(451)
Total expenses	(552)		(609)		(2,091)		(2,232)
Interest income	31		11		52		20
Foreign exchange loss	(124)		(2)		(169)		(14)
Other income (expense), net	(93)		9		(117)		6
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (645)		$ (600)		$ (2,208)		$ (2,226)
Weighted average number of common shares outstanding | shares	787,928,500		534,103,943		694,766,107		436,049,679
Basic and diluted loss per share | $ / shares		$ 0.00		$ 0.00		$ 0.00		$ (0.01)